NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Financing activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of liabilities arising from financing activities
As at beginning of year		¥ 112,321,674	¥ 111,059,338
Net cash generated from operating activities		1,988	497,927
Net cash flows from/(used in) investing activities		(1,607,665)	7,780,690
Proceeds from gold leasing arrangement			6,921,860
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs		25,870,716	37,964,489
Distribution of senior perpetual securities	$ (64,585)	(421,416)	(352,648)	¥ (410,548)
Repayments of short-term bonds and mid-term notes	(4,695,604)	(30,638,813)	(22,400,000)	(21,815,000)
Repayments of gold leasing arrangement		(6,921,860)	(1,607,905)
Drawdown of short-term and long-term bank borrowings and other loans	7,053,089	46,021,404	40,669,197	76,899,591
Repayments of short-term and long-term bank borrowings and other loans	(6,607,120)	(43,111,460)	(66,105,388)	(70,560,667)
Capital elements of finance lease rental payment				(3,915,404)
Payments of lease liabilities	$ (267,924)	(1,748,202)	(3,032,106)
Dividends paid by subsidiaries to non-controlling shareholders		2,474	(23,715)
Amortization of unrecognized finance expenses and interest expense		487,249	487,249
Interest paid		280,514	257,941
Reclassification		987,232	162,120
Net foreign exchange differences		(311,005)	42,625
Net cash (used in)/ generated from financing activities		(9,503,167)	(7,016,281)
As at end of year		101,212,830	112,321,674	111,059,338
Financial liabilities included in other current payables and accrued expenses
Reconciliation of liabilities arising from financing activities
As at beginning of year		10,791,507	9,286,462
Net cash generated from operating activities		1,988	497,927
Net cash flows from/(used in) investing activities		(2,154,660)	622,995
Dividends paid by subsidiaries to non-controlling shareholders		2,474	(23,715)
Interest paid		258,864	235,310
Reclassification		87,277	162,120
Net foreign exchange differences			10,408
Net cash (used in)/ generated from financing activities		348,615	384,123
As at end of year		8,987,450	10,791,507	9,286,462
Interest bearing loans and borrowings
Reconciliation of liabilities arising from financing activities
As at beginning of year		101,530,167	101,772,876
Net cash flows from/(used in) investing activities		546,995	7,157,695
Proceeds from gold leasing arrangement			6,921,860
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs		25,870,716	37,964,489
Distribution of senior perpetual securities		(421,416)	(352,648)
Repayments of short-term bonds and mid-term notes		(30,638,813)	(22,400,000)
Repayments of gold leasing arrangement		(6,921,860)	(1,607,905)
Drawdown of short-term and long-term bank borrowings and other loans		46,021,404	40,669,197
Repayments of short-term and long-term bank borrowings and other loans		(43,111,460)	(66,105,388)
Payments of lease liabilities		(1,748,202)	(3,032,106)
Amortization of unrecognized finance expenses and interest expense		487,249	487,249
Interest paid		21,650	22,631
Reclassification		899,955
Net foreign exchange differences		(311,005)	32,217
Net cash (used in)/ generated from financing activities		(9,851,782)	(7,400,404)
As at end of year		¥ 92,225,380	¥ 101,530,167	¥ 101,772,876